CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Jun. 30, 2020
CONVERTIBLE NOTES PAYABLE
Schedule of forementioned convertible note payable
Amount allocated to detachable warrants	$25,000
Amount allocated to beneficial conversion feature	19,000
Amount allocated to convertible note	156,000
Par value of convertible note payable	200,000
Unamortization of debt discount	-

Balance of convertible note payable	$200,000

Following is an analysis of the aforementioned convertible note payable as of the fiscal year ending June 30, 2020:

Amount allocated to detachable warrants	$22,000
Amount allocated to beneficial conversion feature	26,000
Amount allocated to convertible note	152,000
Par value of convertible note payable	200,000
Unamortization of debt discount	-

Balance of convertible note payable	$200,000

Following is an analysis of the aforementioned convertible note payable as of the fiscal year ending June 30, 2020:

Amount allocated to detachable warrants	$437,000
Amount allocated to beneficial conversion feature	563,000
Amount allocated to convertible note	-
Par value of convertible note payable	1,000,000
Unamortization of discount	-

Balance of convertible note payable	$1,000,000